Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended			3 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010	Dec. 25, 2010	Apr. 02, 2011 MEXICO	Apr. 02, 2011 AUSTRALIA
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 31.0		$ 31.0		$ 27.3
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	25.7		25.7
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	6.1		6.1		5.1
Significant Change in Unrecognized Tax Benefits Reasonably Possible, Amount of Unrecorded Benefit	2.2		2.2
Effective Income Tax Rate, Continuing Operations	19.80%	21.50%	22.10%	23.20%
Tax Adjustments, Settlements, and Unusual Provisions						$ (20.4)	$ 16.8